Amount Due from / to Related Parties and Shareholders - Schedule of Due from Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Due from Related Parties [Line Items]
Affiliated companies		$ 311,499
Due from related parties		838,301
Du – UAE [Member]
Schedule of Due from Related Parties [Line Items]
Affiliated companies		86,771
Mobily – KSA [Member]
Schedule of Due from Related Parties [Line Items]
Affiliated companies		224,728
Gulf DTH FZ LLC [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties		$ 526,802